Quantified Managed Income Fund
FUND SUMMARY: QUANTIFIED MANAGED INCOME FUND
Investment Objective:
The Fund seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Managed Income Fund		Investor Class Shares		Advisor Class Shares
Management Fees		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.44%	[1]	0.29%
Acquired Fund Fees and Expenses	[2]	0.35%		0.35%
Total Annual Fund Operating Expenses		1.79%		2.39%
[1]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Quantified Managed Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	182	563	970	2,105
Advisor Class Shares	242	745	1,275	2,726

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 872% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Fund invests primarily in income-producing securities. The Fund does so indirectly through exchange-traded funds (“ETFs”), other closed-end and open-end investment companies that themselves primarily invest in income-producing securities. The underlying income-producing securities to which the Fund seeks to gain exposure primarily include U.S. government securities, corporate debt obligations, foreign debt securities (including emerging markets), and bonds in the lowest credit rating category, also called “junk bonds,” convertible bonds, preferred stocks, common stocks, master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”). The Fund may also invest directly in these types of securities. The Fund may invest in fixed-income securities without any restriction on maturity. The Fund may gain exposure to income securities by using inverse and/or leveraging instruments: leveraged ETF positions, futures contracts, forward contracts, options and swap agreements, regardless of whether they generate income or dividends and may invest up to 80% of its assets in short positions. The Fund employs short positions for hedging purposes or to capture returns in down markets.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy the Fund may invest all or part of the fund assets in short-term and ultra-short-term ETFs and for temporary defensive purposes, the Fund may invest all or part of the fund assets in cash and/or cash equivalents.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s multiple proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment’s actual holding period and allocation weighting will depend on its performance ranking. The allocation weightings will likely not be changed for a time period longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund. The Subadviser generally evaluates all investments weekly based on its allocation rankings but may reallocate more or less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment analysis.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Convertible Bond Risk - Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause NAV of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values (“NAVs”) may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leverage Risk - The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Lower Quality Debt-Securities Risk - The Fund will invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

MLP Risk - Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.

Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Preferred Stock Risk - The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

REIT Risk - A REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting (Inverse) Risk - Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Subadviser’s Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares, which have not commenced operations as of the date of this prospectus, would have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares would be lower than Investor Class shares because Advisor Class shares have higher expenses. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Investor Class Performance Bar Chart For Calendar Years Ended December 31

Best Quarter	2.02%	March 31, 2014
Worst Quarter	(1.66)%	September 30, 2014
The Fund’s year-to-date return as of September 30, 2015 was (2.93)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns - Quantified Managed Income Fund		Label	One Year	Since Inception		Inception Date
Investor Class Shares		Return before taxes	1.99%	1.31%	[1]	Aug. 09, 2013
Investor Class Shares | Return after taxes on distributions			(0.19%)	(0.51%)
Investor Class Shares | Return after taxes on distributions and sale of Fund shares			1.29%	0.24%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]		5.97%	4.35%
[1]	The inception date of the Fund's Investor Class Shares is August 9, 2013.
[2]	The Barclays Capital Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index does not reflect any fees or expenses.

Quantified All-Cap Equity Fund
FUND SUMMARY: QUANTIFIED ALL-CAP EQUITY FUND
Investment Objective:
The Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified All-Cap Equity Fund		Investor Class Shares		Advisor Class Shares
Management Fees		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.45%	[1]	0.30%
Acquired Fund Fees and Expenses	[2]	0.16%		0.16%
Total Annual Fund Operating Expenses		1.61%		2.21%
[1]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Quantified All-Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	164	508	876	1,911
Advisor Class Shares	224	691	1,185	2,544

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 1,429% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and the Adviser provides trade placement. The Fund is aggressively managed by the Subadviser. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities (common and preferred stocks) either directly through individual stocks and American Depositary Receipts (a security that trades in the US financial markets representing a security of a non-US company) (“ADRs”) or indirectly through exchange-traded funds (“ETFs”), other closed-end and open-end investment companies, and futures contracts, forward contracts, options and swap agreements. Investments in ETFs, futures contracts, forward contracts, options and swap agreements may provide the Fund with exposure to equity, income, sectors, domestic, international (including emerging markets), inverse and/or leveraged positions and alternative investments, including positions relating to companies of any capitalization such as small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization. The Fund also may invest up to 80% of its assets in short positions in equity securities, leveraging instruments: futures contracts, forward contracts, options and swap agreements. The Fund employs short positions for hedging purposes or to capture returns in down markets. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s multiple proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment’s actual holding period and allocation weighting will depend on its performance ranking. The allocation weightings will likely not be changed for a period longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund. The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, for temporary defensive purposes, may result in a large portion or all of the fund’s assets invested, directly or indirectly, in short-term investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment analysis.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Depositary Receipt Risk - To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause NAV of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Leverage Risk - The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting (Inverse) Risk - Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Small- and Mid-Capitalization Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares, which have not commenced operations as of the date of this prospectus, would have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares would be lower than Investor Class shares because Advisor Class shares have higher expenses. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Investor Class Performance Bar Chart For Calendar Years Ended December 31

Best Quarter	4.14%	December 31, 2014
Worst Quarter	(4.12)%	September 30, 2014
The Fund’s year-to-date return as of September 30, 2015 was (3.71)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns - Quantified All-Cap Equity Fund		Label	One Year	Since Inception		Inception Date
Investor Class Shares		Return before taxes	(0.53%)	2.93%	[1]	Aug. 09, 2013
Investor Class Shares | Return after taxes on distributions			(2.37%)	0.88%
Investor Class Shares | Return after taxes on distributions and sale of Fund shares			(0.08%)	1.40%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]		13.69%	17.54%
[1]	The inception date of the Fund's Investor Class Shares is August 9, 2013.
[2]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Quantified Market Leaders Fund
FUND SUMMARY: QUANTIFIED MARKET LEADERS FUND
Investment Objective:
The Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Market Leaders Fund		Investor Class Shares		Advisor Class Shares
Management Fees		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.43%	[1]	0.28%
Acquired Fund Fees and Expenses	[2]	0.61%		0.61%
Total Annual Fund Operating Expenses		2.04%		2.64%
[1]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Quantified Market Leaders Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	207	640	1,098	2,369
Advisor Class Shares	267	820	1,400	2,973

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 490% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and the Adviser provides trade placement. The Fund is aggressively managed by the Subadviser. The Fund will typically invest primarily in equity (common and preferred stocks) or investment grade fixed income securities either directly through individual stocks and American Depositary Receipts (a security that trades in the US financial markets representing a security of a non-US company) (“ADRs”) or indirectly through exchange-traded funds (“ETFs”) and other investment companies. The Fund invests in fixed-income securities without any restriction on maturity. Investments in ETFs and other investment companies may provide the Fund exposure to equity, income, sectors, domestic positions and international positions (including emerging markets), including positions relating to companies with small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization. Leveraged and/or inverse ETFs may also be used. The Fund also may invest in leveraging instruments: futures contracts, forward contracts, options and swap agreements, as well as take short positions with up to 80% of its assets in equity securities, futures contracts, forward contracts, options and swap agreements. The Fund employs short positions for hedging purposes or to capture returns in down markets. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser defines a market leader as an asset class that has the highest price momentum (such as mid-cap equity compared to all equities). The Subadviser measures asset class price momentum by reference to an ETF that is representative of the asset class. Among representative ETFs, the Subadviser selects those with the highest price momentum, when compared to other ETFs in the asset class. In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various market indexes to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term total return performance of each market index and usually invests the Fund’s assets in the top-performing equity securities within the top-ranked market indexes in accordance with Subadviser and third party algorithms. The Subadviser may evaluate all indexes and individual equity securities as often as daily based on rankings but it may reallocate less often in order to minimize the impact and costs associated with trading. The Subadviser’s ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the market indices.

The Subadviser typically assigns each holding in which it invests a minimum holding period, though the actual holding period and allocation weightings will depend on the performance ranking. The allocation weightings will likely not be changed for a period longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary and third party analysis models to implement its dynamic asset allocation strategy which, at any time for defensive purposes, may result in a large portion or all of the fund’s assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment analysis.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Depositary Receipt Risk - To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk - The Fund uses investment techniques, including investments in futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause NAV of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leverage Risk - The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting (Inverse) Risk - Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Small- and Mid-Capitalization Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective. Determination of leadership status based on historical analysis may not be predictive of future leadership status.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares, which have not commenced operations as of the date of this prospectus, would have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares would be lower than Investor Class shares because Advisor Class shares have higher expenses. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Investor Class Performance Bar Chart For Calendar Years Ended December 31

Best Quarter	4.62%	June 30, 2014
Worst Quarter	(6.04)%	September 30, 2014
The Fund’s year-to-date return as of September 30, 2015 was (4.96)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns - Quantified Market Leaders Fund		Label	One Year	Since Inception		Inception Date
Investor Class Shares		Return before taxes	2.70%	6.53%	[1]	Aug. 09, 2013
Investor Class Shares | Return after taxes on distributions			(0.25%)	3.95%
Investor Class Shares | Return after taxes on distributions and sale of Fund shares			1.57%	3.83%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	[2]		12.10%	16.57%
[1]	The inception date of the Fund's Investor Class Shares is August 9, 2013.
[2]	The Wilshire 5000 Index is an unmanaged composite of equity securities of U.S. companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for U.S. stocks. Investors cannot invest directly in an index.

Quantified Alternative Investment Fund
FUND SUMMARY: QUANTIFIED ALTERNATIVE INVESTMENT FUND
Investment Objective:
The Fund seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Alternative Investment Fund		Investor Class Shares		Advisor Class Shares
Management Fees		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.42%	[1]	0.27%
Acquired Fund Fees and Expenses	[2]	0.68%		0.68%
Total Annual Fund Operating Expenses		2.10%		2.70%
[1]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Quantified Alternative Investment Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	213	658	1,129	2,431
Advisor Class Shares	273	838	1,430	3,032

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 1,040% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and the Adviser provides trade placement. The Fund is aggressively managed by the Subadviser. The Fund will primarily invest indirectly in alternative investments by using exchange-traded funds (“ETFs”), open-end mutual funds and other investment companies. The Subadviser defines “Alternative Investment” as any security or instrument that it expects to have returns with a low or negative return correlation with the S&P 500® Index over time. Furthermore, the term “Alternative Investment” in the Fund’s name also refers to the non-traditional types of equity (i.e. other than common stocks expected to have returns highly correlated to the S&P 500® Index over time) and debt securities in which the Fund may invest and to which the Fund may gain exposure through investments in ETFs, open-end mutual funds and other investment companies. Investments in ETFs, UITs and investment companies may include those investing (passively or actively) in equity, income, sectors, domestic, international, currency, inverse and/or leveraged positions and alternative investments, including non-principal positions relating to companies with small (less than $2 billion) or medium ($2 to $5 billion) market capitalization. The Fund invests in fixed-income securities without any restriction on maturity. The alternative investments provide the Fund exposure to dynamic market strategies, which utilize U.S. and foreign dividend-paying equities or interest bearing fixed income securities having a low or negative correlation with the S&P 500® Index, including U.S. dollar-denominated corporate obligations, mortgage and asset-backed securities, commodities, currencies and foreign (including emerging markets) and domestic securities. The Fund also may invest in leveraging instruments: futures contracts, forward contracts, options and swap agreements, and may take short positions with up to 80% of its asset in income generating equity or alternative securities, futures contracts, forward contracts, options and swap agreements relating thereto. The Fund employs short positions for hedging purposes or to capture returns in down markets. The Fund may gain exposure without limitation to junk bonds, including bonds in the lowest credit rating category. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy the Fund may invest significantly in cash and/or cash equivalents.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various alternative securities and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s multiple proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment’s actual holding period and allocation weighting will depend on its performance ranking. The allocation weightings will likely not be changed for a period longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund. The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, at any time, may result in a large portion or all of the fund’s assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment analysis.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Commodity Risk - The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause NAV of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leverage Risk - The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Lower Quality Debt-Securities Risk - The Fund will invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Prepayment Risk and Mortgage-Backed Securities Risk - Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting (Inverse) Risk - Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Subadviser’s Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective. Determination of alternative status based on historical analysis may not be indicative of future results.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares, which have not commenced operations as of the date of this prospectus, would have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares would be lower than Investor Class shares because Advisor Class shares have higher expenses. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Investor Class Performance Bar Chart For Calendar Years Ended December 31

Best Quarter	2.34%	June 30, 2014
Worst Quarter	(2.20)%	September 30, 2014
The Fund’s year-to-date return as of September 30, 2015 was (5.95)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns - Quantified Alternative Investment Fund		Label	One Year	Since Inception		Inception Date
Investor Class Shares		Return before taxes	0.62%	6.38%	[1]	Aug. 09, 2013
Investor Class Shares | Return after taxes on distributions			(3.36%)	2.70%
Investor Class Shares | Return after taxes on distributions and sale of Fund shares			0.80%	3.43%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]		13.69%	17.54%
[1]	The inception date of the Fund's Investor Class Shares is August 9, 2013.
[2]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.